Eaton Vance

California Municipal Opportunities Fund

December 31, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 93.3%

Security	Principal Amount (000’s omitted)	Value
Education — 3.2%
California Educational Facilities Authority, (Claremont McKenna College), Prerefunded to 1/1/21, 5.25%, 1/1/30	$1,000	$1,043,170
California Enterprise Development Authority, (The Thacher School), 4.00%, 9/1/32	425	512,329
California Enterprise Development Authority, (The Thacher School), 4.00%, 9/1/34	400	477,532
California School Finance Authority, (Green Dot Public Schools), 5.00%, 8/1/28(1)	380	468,058
California School Finance Authority, (Green Dot Public Schools), 5.00%, 8/1/38(1)	2,500	2,956,425
California State University, 5.25%, 11/1/31	1,465	1,575,212
University of California, 5.00%, 5/15/35	4,215	5,090,118

		$12,122,844

Electric Utilities — 5.7%
Chula Vista, (San Diego Gas and Electric), 5.875%, 2/15/34	$895	$898,499
Glendale, Electric System Revenue, 5.00%, 2/1/38	1,005	1,182,202
Los Angeles Department of Water & Power, Power System Revenue, 5.00%, 7/1/30	1,000	1,322,190
Los Angeles Department of Water & Power, Power System Revenue, 5.00%, 7/1/32	2,935	3,850,485
Los Angeles Department of Water & Power, Power System Revenue, 5.00%, 7/1/36	3,180	4,091,547
Sacramento Municipal Utility District, 5.00%, 8/15/27	1,080	1,149,617
Sacramento Municipal Utility District, 5.00%, 8/15/28	1,455	1,548,309
Southern California Public Power Authority, (Canyon Power Project), 1.86%, (SIFMA + 0.25%), 5/1/21 (Put Date), 7/1/40(2)	5,000	5,000,650
Southern California Public Power Authority, (Tieton Hydropower), 5.00%, 7/1/35	2,160	2,200,457
Vernon, Electric System Revenue, 5.125%, 8/1/21	530	538,268

		$21,782,224

Escrowed/Prerefunded — 0.5%
California Municipal Finance Authority, (University of San Diego), Prerefunded to 10/1/21, 5.25%, 10/1/27	$915	$983,222
California Municipal Finance Authority, (University of San Diego), Prerefunded to 10/1/21, 5.25%, 10/1/28	960	1,031,578

		$2,014,800

General Obligations — 30.0%
Anaheim Union High School District, (Election of 2014), 4.00%, 8/1/30	$1,000	$1,192,190
Anaheim Union High School District, (Election of 2014), 4.00%, 8/1/31	1,000	1,181,640
Beverly Hills Unified School District, (Election of 2018), 4.00%, 8/1/31	1,885	2,227,391
Beverly Hills Unified School District, (Election of 2018), 4.00%, 8/1/35	3,900	4,523,259
Burlingame Elementary School District, (Election of 2016), 3.00%, 8/1/33	1,195	1,281,542
California, 1.86%, (SIFMA + 0.25%), 5/1/21 (Put Date), 5/1/33(2)	4,200	4,201,176
California, 2.04%, (SIFMA + 0.43%), 12/1/23 (Put Date), 12/1/29(2)	3,000	3,011,040
California, 3.00%, 10/1/33	790	844,865
California, 4.00%, 2/1/20	500	501,190
California, 5.50%, 11/1/35	2,500	2,591,000

Security	Principal Amount (000’s omitted)	Value
California Education Notes Program, Fiscal Year 2019-20 Note Participations, 5.00%, 6/30/20	$2,065	$2,105,020
Coast Community College District, (Election of 2012), 4.00%, 8/1/30	1,000	1,212,770
Coast Community College District, (Election of 2012), 4.00%, 8/1/31	1,000	1,201,160
Coast Community College District, (Election of 2012), 4.00%, 8/1/32	250	297,200
Coast Community College District, (Election of 2012), 4.00%, 8/1/33	225	265,894
Coast Community College District, (Election of 2012), 4.00%, 8/1/34	225	264,191
Desert Community College District, 5.00%, 8/1/37	7,395	8,795,169
El Rancho Unified School District, (Election of 2016), 5.00%, 8/1/20	2,150	2,199,020
Gilroy Unified School District, (Elections of 2008 and 2016), 4.00%, 8/1/30	245	288,608
Gilroy Unified School District, (Elections of 2008 and 2016), 4.00%, 8/1/33	620	716,267
Los Altos School District, (Election of 2014), 3.00%, 8/1/35	855	898,237
Los Angeles Community College District, (Election of 2008), 4.00%, 8/1/34	4,090	4,667,140
Los Angeles Community College District, (Election of 2008), 4.00%, 8/1/37	3,000	3,234,510
Los Angeles Community College District, (Election of 2008), 5.00%, 8/1/32	1,250	1,523,725
Los Rios Community College District, (Election of 2008), 5.00%, 8/1/31	115	144,297
Los Rios Community College District, (Election of 2008), 5.00%, 8/1/32	125	156,406
Mariposa County Unified School District, (Election of 2016), 5.00%, 8/1/40	1,315	1,570,439
Mariposa County Unified School District, (Election of 2016), 5.00%, 8/1/43	1,265	1,502,681
Menlo Park, (Election of 2001), 3.00%, 8/1/37	980	1,032,891
Mt. San Antonio Community College District, (Election of 2008), 5.00%, 6/1/33	750	886,192
Ojai Unified School District, (Election of 2014), 3.00%, 8/1/32	445	475,100
Ojai Unified School District, (Election of 2014), 3.00%, 8/1/33	475	505,181
Old Adobe Union School District, (Election of 2018), 5.00%, 8/1/44	1,860	2,181,464
Oxnard Union High School District, (Election of 2018), 4.00%, 8/1/38	1,000	1,107,700
Oxnard Union High School District, (Election of 2018), 5.00%, 8/1/35	1,805	2,175,476
Pittsburg Unified School District Financing Authority, 4.00%, 9/1/21	200	210,334
Pittsburg Unified School District, (Election of 2014), 5.00%, 8/1/40	1,235	1,461,462
Pittsburg Unified School District, (Election of 2014), 5.00%, 8/1/42	1,545	1,821,462
Riverside Unified School District, (Election of 2016), 4.00%, 8/1/30	850	997,305
Riverside Unified School District, (Election of 2016), 4.00%, 8/1/31	1,250	1,456,562
San Bernardino Community College District, (Election of 2018), 4.00%, 8/1/34	120	139,622
San Bernardino Community College District, (Election of 2018), 4.00%, 8/1/35	220	254,989
San Bernardino Community College District, (Election of 2018), 4.00%, 8/1/36	255	294,405
San Bernardino Community College District, (Election of 2018), 4.00%, 8/1/37	370	425,245
San Bernardino Community College District, (Election of 2018), 4.00%, 8/1/38	475	542,911
San Bernardino Community College District, (Election of 2018), 4.00%, 8/1/39	600	683,304
San Diego Community College District, 4.00%, 8/1/34	4,500	5,150,070
San Francisco Bay Area Rapid Transit District, (Election of 2016), Green Bonds, 5.00%, 8/1/34	1,765	2,321,257
San Jose, 5.00%, 9/1/36	3,355	4,303,056
San Jose, 5.00%, 9/1/39	605	765,029
San Luis Coastal Unified School District, (Election of 2014), 5.00%, 8/1/36	3,550	4,288,755
San Luis Coastal Unified School District, (Election of 2014), 5.00%, 8/1/37	1,835	2,210,735
Santa Clara County, (Election of 2008), 4.00%, 8/1/34	1,605	1,872,409
Santa Clara Unified School District, (Election of 2018), 4.00%, 7/1/28	6,000	7,089,660
Santa Monica Community College District, (Election of 2008), 5.00%, 8/1/34	200	248,802
Santa Monica-Malibu Unified School District, (Election of 2012), 3.00%, 8/1/30	2,510	2,739,088
Santa Monica-Malibu Unified School District, (Election of 2012), 3.00%, 8/1/34	2,735	2,905,965
Santa Monica-Malibu Unified School District, (Election of 2012), 4.00%, 8/1/31	2,695	3,126,631

Security	Principal Amount (000’s omitted)	Value
Santa Monica-Malibu Unified School District, (School Facilities Improvement District No. 2), (Election of 2018), 3.00%, 8/1/32	$485	$526,691
Santa Monica-Malibu Unified School District, (School Facilities Improvement District No. 2), (Election of 2018), 4.00%, 8/1/36	535	617,262
Santa Monica-Malibu Unified School District, (School Facilities Improvement District No. 2), (Election of 2018), 4.00%, 8/1/37	815	937,307
Santa Monica-Malibu Unified School District, (School Facilities Improvement District No. 2), (Election of 2018), 4.00%, 8/1/38	900	1,030,716
Simi Valley Unified School District, (Election of 2016), 4.00%, 8/1/31	165	194,322
Tahoe-Truckee Unified School District, (Election of 2014), 5.00%, 8/1/33	500	609,610
Tahoe-Truckee Unified School District, (Election of 2014), 5.00%, 8/1/36	1,000	1,206,710
Vista Unified School District, (Election of 2018), 5.00%, 8/1/28	160	207,584
Vista Unified School District, (Election of 2018), 5.00%, 8/1/32	225	292,860
Westminster School District, (Election of 2016), 5.00%, 8/1/38	400	479,876
Westminster School District, (Election of 2016), 5.00%, 8/1/39	585	700,426
Westminster School District, (Election of 2016), 5.00%, 8/1/42	1,000	1,189,770

		$114,264,223

Hospital — 8.7%
California Health Facilities Financing Authority, (Adventist Health System/West), 4.00%, 3/1/39	$3,755	$4,034,560
California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/32	735	811,014
California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/35	1,050	1,155,472
California Health Facilities Financing Authority, (Providence Health & Services), 5.00%, 10/1/44	4,100	4,630,253
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/33	1,500	1,687,050
California Health Facilities Financing Authority, (Sutter Health), 5.00%, 11/15/41	4,985	5,825,272
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/24	800	921,048
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/26	500	597,320
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/27	165	187,186
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/29	105	118,391
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/30	150	168,444
California Municipal Finance Authority, (NorthBay Healthcare Group), Series 2015, 5.00%, 11/1/25	200	229,526
California Municipal Finance Authority, (NorthBay Healthcare Group), Series 2017A, 5.00%, 11/1/25	800	939,872
California Public Finance Authority, (Henry Mayo Newhall Hospital), 5.00%, 10/15/33	425	489,893
California Statewide Communities Development Authority, (Cottage Health System), 5.25%, 11/1/30	500	516,370
California Statewide Communities Development Authority, (Kaiser Permanente), 5.00% to 11/1/29 (Put Date), 5/1/33	1,800	2,352,492
California Statewide Communities Development Authority, (Methodist Hospital of Southern California), 5.00%, 1/1/38	2,000	2,371,420
Oroville, (Oroville Hospital), 5.25%, 4/1/49	4,000	4,682,000
Washington Township Health Care District, 5.25%, 7/1/30	1,240	1,263,944

		$32,981,527

Housing — 0.6%
Independent Cities Finance Authority, (Union City Tropics), 5.00%, 5/15/48	$2,000	$2,367,320

		$2,367,320

Security	Principal Amount (000’s omitted)	Value
Industrial Development Revenue — 1.2%
California Pollution Control Financing Authority, (Republic Services, Inc.), (AMT), 1.33% to 1/15/20 (Put Date), 11/1/42(1)(2)	$2,000	$2,000,040
California Pollution Control Financing Authority, (Waste Management, Inc.), (AMT), 2.50% to 5/1/24 (Put Date), 11/1/38	2,500	2,585,300

		$4,585,340

Insured-Electric Utilities — 1.3%
Puerto Rico Electric Power Authority, (NPFG), 5.00%, 7/1/23	$125	$127,529
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/22	1,500	1,586,835
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/32	2,100	2,298,702
Puerto Rico Electric Power Authority, (NPFG), Series QQ, 5.00%, 7/1/22	180	183,175
Puerto Rico Electric Power Authority, (NPFG), Series RR, 5.00%, 7/1/22	140	142,469
Puerto Rico Electric Power Authority, (NPFG), Series RR, 5.00%, 7/1/24	300	306,849
Puerto Rico Electric Power Authority, (NPFG), Series SS, 5.00%, 7/1/24	130	132,968

		$4,778,527

Insured-General Obligations — 5.8%
Compton Community College District, (Election of 2014), (BAM), 5.00%, 8/1/36	$1,690	$2,017,268
Cotati-Rohnert Park Unified School District, (Election of 2016), (AGM), 5.00%, 8/1/33	710	854,790
Cotati-Rohnert Park Unified School District, (Election of 2016), (AGM), 5.00%, 8/1/34	825	990,809
Cotati-Rohnert Park Unified School District, (Election of 2016), (AGM), 5.00%, 8/1/35	955	1,144,434
Cotati-Rohnert Park Unified School District, (Election of 2016), (AGM), 5.00%, 8/1/36	1,015	1,213,635
Cotati-Rohnert Park Unified School District, (Election of 2016), (AGM), 5.00%, 8/1/37	1,135	1,353,374
Cotati-Rohnert Park Unified School District, (Election of 2016), (AGM), 5.00%, 8/1/38	1,175	1,397,592
Cotati-Rohnert Park Unified School District, (Election of 2016), (BAM), 4.00%, 8/1/39	960	1,086,797
Galt Joint Union High School District, (Election of 2016), (BAM), 5.00%, 8/1/37	500	593,480
Galt Joint Union High School District, (Election of 2016), (BAM), 5.00%, 8/1/38	500	592,005
Galt Joint Union High School District, (Election of 2016), (BAM), 5.00%, 8/1/43	1,000	1,174,400
Pittsburg Unified School District Financing Authority, (AGM), 4.00%, 9/1/43	1,000	1,129,820
Pittsburg Unified School District Financing Authority, (AGM), 5.00%, 9/1/47	5,305	6,449,819
San Leandro Unified School District, (Election of 2016), (BAM), 5.00%, 8/1/38	1,000	1,230,040
Upper Lake Unified School District, (Election of 2018), (AGM), 4.00%, 8/1/48	700	763,784

		$21,992,047

Insured-Special Tax Revenue — 1.1%
Lake Elsinore School Financing Authority, (BAM), 5.00%, 10/1/36	$1,570	$2,001,876
Lake Elsinore School Financing Authority, (BAM), 5.00%, 10/1/37	470	596,830
Successor Agency to San Francisco City and County Redevelopment Agency, (NPFG), 5.00%, 8/1/41	1,320	1,537,694

		$4,136,400

Insured-Transportation — 2.0%
Alameda Corridor Transportation Authority, (AGM), 5.00%, 10/1/37	$5,075	$5,990,225
San Joaquin Hills Transportation Corridor Agency, (NPFG), 0.00%, 1/15/24	1,800	1,660,464

		$7,650,689

Other Revenue — 4.9%
California Infrastructure and Economic Development Bank, (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/33	$1,740	$1,963,868
California Infrastructure and Economic Development Bank, (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/34	1,290	1,454,230
California Infrastructure and Economic Development Bank, (California Academy of Sciences), Series 2018A, 1.626%, (70% of 1 mo. USD LIBOR + 0.38%), 8/1/21 (Put Date), 8/1/47(2)	2,500	2,498,150

Security	Principal Amount (000’s omitted)	Value
California Infrastructure and Economic Development Bank, (California Academy of Sciences), Series 2018B, 1.634%, (70% of 1 mo. USD LIBOR + 0.38%), 8/1/21 (Put Date), 8/1/47(2)	$450	$449,667
California Infrastructure and Economic Development Bank, (The J. Paul Getty Trust), 1.526%, (70% of 1 mo. USD LIBOR + 0.33%), 4/1/22 (Put Date), 10/1/47(2)	3,000	3,004,350
California Infrastructure and Economic Development Bank, (The J. Paul Getty Trust), Series 2011A, 1.40%, (70% of 1 mo. USD LIBOR + 0.20%), 4/1/21 (Put Date), 4/1/38(2)	700	700,028
California Infrastructure and Economic Development Bank, (The J. Paul Getty Trust), Series 2012B, 1.40%, (70% of 1 mo. USD LIBOR + 0.20%), 4/1/21 (Put Date), 10/1/47(2)	7,970	7,970,319
Morongo Band of Mission Indians, 5.00%, 10/1/42(1)	440	505,767

		$18,546,379

Senior Living/Life Care — 3.6%
ABAG Finance Authority for Nonprofit Corporations, (Episcopal Senior Communities), 6.00%, 7/1/31	$615	$654,840
California Municipal Finance Authority, (Channing House), 5.00%, 5/15/37	250	297,203
California Municipal Finance Authority, (HumanGood - California Obligated Group), 4.00%, 10/1/31	1,000	1,125,870
California Municipal Finance Authority, (HumanGood - California Obligated Group), 4.00%, 10/1/32	500	560,110
California Municipal Finance Authority, (HumanGood - California Obligated Group), 4.00%, 10/1/33	1,100	1,229,019
California Municipal Finance Authority, (HumanGood - California Obligated Group), 4.00%, 10/1/34	755	839,356
California Municipal Finance Authority, (HumanGood - California Obligated Group), 4.00%, 10/1/36	1,620	1,792,724
California Municipal Finance Authority, (HumanGood - California Obligated Group), 4.00%, 10/1/37	1,800	1,983,474
California Municipal Finance Authority, (HumanGood - California Obligated Group), 5.00%, 10/1/44	1,000	1,165,060
California Municipal Finance Authority, (Mt. San Antonio Gardens), 5.00%, 11/15/39	1,000	1,182,450
California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/23	500	564,205
California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/26	500	589,145
California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/27	780	914,519
California Statewide Communities Development Authority, (The Redwoods, a Community of Seniors), 5.125%, 11/15/35	715	818,203

		$13,716,178

Solid Waste — 0.1%
Yolo County Public Agencies Financing Authority, Solid Waste Revenue, 4.00%, 12/1/35	$500	$584,930

		$584,930

Special Tax Revenue — 5.3%
Chula Vista Municipal Financing Authority, 5.50%, 9/1/30	$1,525	$1,731,455
Contra Costa Transportation Authority, Sales Tax Revenue, 1.45%, (70% of 1 mo. USD LIBOR + 0.25%), 9/1/21 (Put Date), 3/1/34(2)	7,000	7,000,490
Irvine, (Reassessment District No. 19-1), 5.00%, 9/2/33	680	870,713
Irvine Community Facilities District No. 2013-3, (Great Park), 5.00%, 9/1/30	580	654,849
Irvine Community Facilities District No. 2013-3, (Great Park), 5.00%, 9/1/31	465	523,604
Irvine Community Facilities District No. 2013-3, (Great Park), 5.00%, 9/1/33	545	611,119

Security	Principal Amount (000’s omitted)	Value
Irvine Community Facilities District No. 2013-3, (Great Park), 5.00%, 9/1/35	$1,150	$1,342,349
Irvine Community Facilities District No. 2013-3, (Great Park), 5.00%, 9/1/38	1,000	1,160,500
Irvine Community Facilities District No. 2013-3, (Great Park), Series 2014, 5.00%, 9/1/32	450	505,733
Irvine Community Facilities District No. 2013-3, (Great Park), Series 2014, 5.00%, 9/1/34	360	403,016
Irvine Community Facilities District No. 2013-3, (Great Park), Series 2018, 5.00%, 9/1/32	625	734,594
Irvine Community Facilities District No. 2013-3, (Great Park), Series 2018, 5.00%, 9/1/34	765	894,981
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/23	520	553,805
South Orange County Public Financing Authority, Special Tax Revenue, (Ladera Ranch), 5.00%, 8/15/27	515	557,601
South Orange County Public Financing Authority, Special Tax Revenue, (Ladera Ranch), 5.00%, 8/15/28	775	837,682
Successor Agency to San Francisco City and County Redevelopment Agency, 5.00%, 8/1/37	1,630	1,920,417

		$20,302,908

Transportation — 14.2%
Alameda Corridor Transportation Authority, 5.00%, 10/1/36	$2,250	$2,643,615
Alameda Corridor Transportation Authority, 5.00%, 10/1/37	2,200	2,577,146
Bay Area Toll Authority, (San Francisco Bay Area), 2.019%, (70% of 3 mo. USD LIBOR + 0.55%), 4/1/21 (Put Date), 4/1/45(2)	500	500,735
Burbank-Glendale-Pasadena Airport Authority, (AMT), 5.00%, 7/1/22	1,000	1,092,030
California Municipal Finance Authority, (LINXS Automated People Mover), (AMT), 5.00%, 12/31/36	2,570	3,060,099
California Municipal Finance Authority, (LINXS Automated People Mover), (AMT), 5.00%, 12/31/37	1,025	1,214,799
California Municipal Finance Authority, (LINXS Automated People Mover), (AMT), 5.00%, 12/31/43	2,000	2,336,300
Long Beach, Harbor Revenue, (AMT), 5.00%, 5/15/30	500	612,615
Los Angeles Department of Airports, (Los Angeles International Airport), 5.00%, 5/15/35(3)	3,080	3,124,229
Los Angeles Department of Airports, (Los Angeles International Airport), (AMT), 5.00%, 5/15/25	1,500	1,780,245
Los Angeles Department of Airports, (Los Angeles International Airport), (AMT), 5.00%, 5/15/41	1,660	1,901,480
Los Angeles Department of Airports, (Los Angeles International Airport), (AMT), 5.00%, 5/15/46	4,500	5,219,775
Los Angeles Harbor Department, (AMT), 5.00%, 8/1/21	1,000	1,060,500
Port of Oakland, (AMT), 5.00%, 5/1/20	1,100	1,113,321
San Diego County Regional Airport Authority, (AMT), 5.00%, 7/1/21	250	263,760
San Diego County Regional Airport Authority, (AMT), 5.00%, 7/1/22	500	545,500
San Diego County Regional Airport Authority, (AMT), 5.00%, 7/1/30	1,000	1,214,850
San Francisco City and County Airport Commission, (San Francisco International Airport), (AMT), 5.00%, 5/1/20	3,080	3,118,007
San Francisco City and County Airport Commission, (San Francisco International Airport), (AMT), 5.00%, 5/1/24	3,600	3,787,920
San Francisco City and County Airport Commission, (San Francisco International Airport), (AMT), 5.00%, 5/1/41	4,905	5,700,640
San Francisco City and County Airport Commission, (San Francisco International Airport), (AMT), 5.00%, 5/1/44	2,465	2,776,847
San Francisco City and County Airport Commission, (San Francisco International Airport), (AMT), 5.00%, 5/1/46	2,330	2,688,844
San Jose, Airport Revenue, (AMT), 5.00%, 3/1/37	1,735	2,063,592
San Jose, Airport Revenue, (AMT), 5.00%, 3/1/41	3,000	3,538,380

		$53,935,229

Security	Principal Amount (000’s omitted)	Value
Water and Sewer — 5.1%
California Department of Water Resources, (Central Valley Project), 1.83%, (SIFMA+ 0.22%), 12/1/20 (Put Date), 12/1/35(2)	$3,700	$3,702,405
Eastern Municipal Water District, Water and Wastewater Revenue, 1.496%, (70% of 1 mo. USD LIBOR + 0.30%), 10/1/21 (Put Date), 7/1/30(2)	2,500	2,502,850
Eastern Municipal Water District, Water and Wastewater Revenue, 1.86%, (SIFMA + 0.25%), 10/1/21 (Put Date), 7/1/46(2)	2,000	1,999,720
Metropolitan Water District of Southern California, 5.00%, 7/1/33	1,750	2,267,597
Metropolitan Water District of Southern California, 5.00%, 7/1/34	1,915	2,471,633
Norco Financing Authority, 4.00%, 10/1/33	600	713,712
Norco Financing Authority, 4.00%, 10/1/34	1,250	1,477,913
Norco Financing Authority, 4.00%, 10/1/35	500	586,845
Norco Financing Authority, 5.00%, 10/1/30	200	263,064
Ross Valley Public Financing Authority, (Sanitary District No. 1 of Marin County), 5.00%, 1/1/39	500	578,300
San Francisco City and County Public Utilities Commission, Water Revenue, Green Bonds, 5.00%, 11/1/39	890	1,039,048
South Gate Utility Authority, Water Revenue, 4.00%, 10/1/34	1,500	1,716,825

		$19,319,912

Total Tax-Exempt Municipal Securities — 93.3% (identified cost $340,256,910)		$355,081,477

Taxable Municipal Securities — 6.2%

Security	Principal Amount (000’s omitted)	Value
General Obligations — 2.3%
Los Angeles Community College District, (Election of 2016), 1.65%, 3/1/20	$8,000	$8,003,440
Tracy Unified School District, (School Facilities Improvement District No. 3), (Election of 2014), 1.92%, 1/1/20	600	600,000

		$8,603,440

Hospital — 1.1%
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$3,875	$4,191,820

		$4,191,820

Insured-General Obligations — 0.1%
Pittsburg Unified School District Financing Authority, (AGM), 1.799%, 3/1/20	$500	$500,035

		$500,035

Insured-Lease Revenue/Certificates of Participation — 0.3%
Fresno Country, Pension Obligation Bonds, (NPFG), 0.00%, 8/15/20	$1,000	$986,650

		$986,650

Insured-Special Tax Revenue — 0.5%
Successor Agency to Inland Valley Development Agency, (AGM), 3.627%, 3/1/20	$1,100	$1,103,366
Successor Agency to Pittsburg Redevelopment Agency, (AGM), 3.388%, 8/1/22	955	984,299

		$2,087,665

Insured-Transportation — 0.2%
Alameda Corridor Transportation Authority, (AMBAC), 0.00%, 10/1/27	$740	$580,552

		$580,552

Security	Principal Amount (000’s omitted)	Value
Special Tax Revenue — 1.1%
California Health Facilities Financing Authority, (No Place Like Home Program), 1.893%, 6/1/22	$1,000	$999,780
California Health Facilities Financing Authority, (No Place Like Home Program), 1.896%, 6/1/21	2,000	1,999,680
Successor Agency to San Diego Redevelopment Agency, 3.25%, 9/1/22	250	258,118
Successor Agency to San Diego Redevelopment Agency, 3.375%, 9/1/23	250	261,280
Successor Agency to San Diego Redevelopment Agency, 3.50%, 9/1/24	250	264,718
Successor Agency to San Diego Redevelopment Agency, 3.625%, 9/1/25	250	267,752
Successor Agency to San Diego Redevelopment Agency, 3.75%, 9/1/26	250	267,735

		$4,319,063

Transportation — 0.6%
San Francisco City and County Airport Commission, (San Francisco International Airport), 2.901%, 5/1/20	$2,300	$2,308,372

		$2,308,372

Total Taxable Municipal Securities — 6.2% (identified cost $23,202,536)		$23,577,597

Corporate Bonds & Notes — 0.7%

Security	Principal Amount (000’s omitted)	Value
Other — 0.7%
Morongo Band of Mission Indians, 7.00%, 10/1/39(1)	$2,080	$2,410,741

Total Corporate Bonds & Notes — 0.7% (identified cost $2,080,000)		$2,410,741

Total Investments — 100.2% (identified cost $365,539,446)		$381,069,815

Other Assets, Less Liabilities — (0.2)%		$(594,648)

Net Assets — 100.0%		$380,475,167

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At December 31, 2019, 11.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.2% to 6.3% of total investments.

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2019, the aggregate value of these securities is $8,341,031 or 2.2% of the Fund’s net assets.

(2)	Floating rate security. The stated interest rate represents the rate in effect at December 31, 2019.

(3)	Security represents the municipal bond held by a trust that issues residual interest bonds.

Abbreviations:

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

LIBOR	-	London Interbank Offered Rate

NPFG	-	National Public Finance Guarantee Corp.

SIFMA	-	Securities Industry and Financial Markets Association Municipal Swap Index

Currency Abbreviations:

USD	-	United States Dollar

The Fund did not have any open derivative instruments at December 31, 2019.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2019, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$355,081,477	$—	$355,081,477
Taxable Municipal Securities	—	23,577,597	—	23,577,597
Corporate Bonds & Notes	—	2,410,741	—	2,410,741
Total Investments	$—	$381,069,815	$—	$381,069,815

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.